LONG-TERM BORROWING (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	May 01, 2020 CNY (¥)	May 01, 2020 USD ($)
Debt Instrument [Line Items]
Long-term borrowing | ¥	¥ 9,594
PPP loan
Debt Instrument [Line Items]
Long-term borrowing | $			$ 1,470
Interest rate (as a percent)		1.00%	1.00%
Bay State College Inc
Debt Instrument [Line Items]
Long-term borrowing		¥ 9,594	$ 1,470
Interest rate (as a percent)		1.00%	1.00%